EARNINGS PER SHARE (Details) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Numerator used in basic and diluted earnings per share:
Net (loss) income attributable to Daqo New Energy Corp. ordinary shareholders - basic	$ 13,043,181	$ (62,929,174)
Net (loss) income attributable to Daqo New Energy Corp. ordinary shareholders - diluted	$ 13,043,181	$ (62,929,174)
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share - basic	200,643,909	172,955,579
Share options	5,020,995
Weighted average number of ordinary shares outstanding used in computing earnings per share - diluted	205,664,904	172,955,579
NET (LOSS) INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE - Basic	$ 0.07	$ (0.36)
NET (LOSS) INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE - Diluted	$ 0.06	$ (0.36)
Outstanding employee options excluded from computation of diluted earnings per share	6,169,166	6,371,250